Offsets - Offset: 1	Feb. 27, 2026 USD ($)
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sunstone Hotel Investors, Inc.
Form or Filing Type	S-3
File Number	333-269994
Filing Date	Mar. 01, 2023
Fee Paid with Fee Offset Source	$ 33,060.00
Offset Note	The Registrant previously filed a prospectus supplement, dated March 1, 2023 to a prospectus, dated February 24, 2023, constituting part of its Registration Statement on Form S-3 (File No. 333-269994) (the "Prior Registration Statement") and paid a registration fee relating to the offer and sale of shares of its Common Stock, $0.01 par value per share (the "Common Stock") with a proposed maximum aggregate offering price of up to $300,000,000 under its then current "at-the-market" program (the "2023 ATM Program"). As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $300,000,000 were not sold under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $33,060 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement. The Prior Registration Statement expired on February 24, 2026.